Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
May 31, 2026
PHR-NPRT1-0726
1.802187.122
Common Stocks - 94.7%
	Shares	Value ($)
BELGIUM - 5.3%
Health Care - 5.3%
Pharmaceuticals - 5.3%
AgomAb Therapeutics NV (e)	332,858	3,744,652
AgomAb Therapeutics NV ADR (c)	9,100	102,375
UCB SA	260,100	76,360,907

TOTAL BELGIUM		80,207,934
BRAZIL - 0.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Raia Drogasil SA	1,691,900	6,268,470
CANADA - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Xenon Pharmaceuticals Inc (b)	226,000	12,368,980
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S (b)	18,300	4,101,213
GERMANY - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
BioNTech SE ADR (b)	163,253	15,664,125
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
uniQure NV (b)(c)	147,178	4,198,988
SWEDEN - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Swedish Orphan Biovitrum AB B Shares (b)	170,200	8,151,373
UNITED KINGDOM - 12.5%
Health Care - 12.5%
Pharmaceuticals - 12.5%
Astrazeneca PLC (United States)	341,350	63,378,455
GSK PLC ADR	2,425,160	122,567,586

TOTAL UNITED KINGDOM		185,946,041
UNITED STATES - 73.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(d)	66	0
Financials - 0.0%
Financial Services - 0.0%
MYOS Corp (d)	40,000	50,000
Health Care - 73.6%
Biotechnology - 15.0%
Annexon Inc (b)	1,003,800	5,440,596
Arrowhead Pharmaceuticals Inc (b)	65,400	5,095,314
Beam Therapeutics Inc (b)(c)	500,600	16,484,758
Capricor Therapeutics Inc (b)(c)	231,300	6,929,748
Disc Medicine Inc (b)	53,800	3,742,866
Gilead Sciences Inc	442,800	59,525,604
Intellia Therapeutics Inc (b)(c)	1,266,200	17,815,434
Ionis Pharmaceuticals Inc (b)	40,100	3,067,650
Kailera Therapeutics Inc (b)	9,000	206,460
Kymera Therapeutics Inc (b)(c)	84,500	6,879,990
Legend Biotech Corp ADR (b)(c)	2,504,500	68,022,220
Moderna Inc (b)(c)	499,200	23,557,248
PTC Therapeutics Inc (b)	110,000	8,123,500
		224,891,388
Health Care Equipment & Supplies - 0.6%
IDEXX Laboratories Inc (b)	16,200	9,129,186
Pharmaceuticals - 58.0%
Amylyx Pharmaceuticals Inc (b)	257,800	3,699,430
Axsome Therapeutics Inc (b)	69,000	16,179,120
Corcept Therapeutics Inc (b)	62,300	4,329,227
Crinetics Pharmaceuticals Inc (b)	131,498	4,674,754
Definium Therapeutics Inc (b)	188,000	4,547,720
Edgewise Therapeutics Inc (b)(c)	83,600	2,855,776
Elanco Animal Health Inc (b)	2,611,000	62,272,350
Eli Lilly & Co	336,601	371,944,106
Harmony Biosciences Holdings Inc (b)	158,577	5,009,447
Jazz Pharmaceuticals PLC (b)	259,600	61,392,804
Johnson & Johnson	251,200	56,602,896
Merck & Co Inc	599,336	71,153,170
Ocular Therapeutix Inc (b)	1,331,717	11,998,770
Phibro Animal Health Corp Class A	99,800	3,072,842
Roche Holding AG	161,630	68,188,789
Royalty Pharma PLC Class A	718,900	40,085,864
Viatris Inc	5,032,300	81,825,198
		869,832,263
TOTAL HEALTH CARE		1,103,852,837
TOTAL UNITED STATES		1,103,902,837
TOTAL COMMON STOCKS (Cost $812,330,706)		1,420,809,961

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(f) (Cost $1,026,016)	1,026,017	1,218,805

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Financials - 0.2%
Financial Services - 0.2%
Paragon Biosciences Emalex Capital Inc Series C (b)(d)(f)	158,879	2,197,297
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)(f)	4,581	63,355
Paragon Biosciences Emalex Capital Inc Series D1 (b)(d)(f)	15,977	220,962
Paragon Biosciences Emalex Capital Inc Series D2 (b)(d)(f)	22,477	310,857
TOTAL FINANCIALS		2,792,471
Health Care - 0.4%
Biotechnology - 0.4%
Castle Creek Biosciences Inc Series C (b)(d)(f)	200	50,858
Castle Creek Biosciences Inc Series D1 (b)(d)(f)	6,308	1,409,523
Castle Creek Biosciences Inc Series D2 (b)(d)(f)	85	16,969
Serif Biomedicines, Inc (d)(f)	1,886,792	4,999,999
TOTAL HEALTH CARE		6,477,349
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(d)(f)	5,900	96,228
Evozyne Inc Series B (b)(d)(f)	56,643	948,204
TOTAL INFORMATION TECHNOLOGY		1,044,432
TOTAL UNITED STATES		10,314,252
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,593,590)		10,314,252

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	2,589,273	2,589,791
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	38,900,067	38,903,957
TOTAL MONEY MARKET FUNDS (Cost $41,493,748)			41,493,748

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $864,444,060)	1,473,836,766
NET OTHER ASSETS (LIABILITIES) - 1.8%	27,159,403
NET ASSETS - 100.0%	1,500,996,169

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,744,652 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,533,057 or 0.8% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $32,797,918.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences Inc Series C	12/9/2019	82,370

Castle Creek Biosciences Inc Series D1	4/19/2022	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/2021	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 3/31/2026	1,026,016

Evozyne Inc Series A	4/9/2021	132,573

Evozyne Inc Series B	9/14/2023	877,400

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,700,005

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	63,355

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	173,031

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	193,747

Serif Biomedicines, Inc	3/31/2026	5,000,000

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
AgomAb Therapeutics NV	8/5/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,810,346	121,925,862	124,146,417	120,514	-	-	2,589,791	2,589,273	0.0%
Fidelity Securities Lending Cash Central Fund	64,390,435	276,799,592	302,286,070	21,724	-	-	38,903,957	38,900,067	0.1%
Total	69,200,781	398,725,454	426,432,487	142,238	-	-	41,493,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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